Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables
Schedule of trade and other payables

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Trade payables	823,443	837,843	781,161
Deposit received	38,713	54,895	41,324
Other payable	102,704	114,686	75,121
	964,860	1,007,424	897,606

Schedule of accounts payable aging analysis based on invoice dates

	12/31/18	12/31/17	12/31/16
Age of payables	USD’000	USD’000	USD’000
Within 30 days	657,172	658,804	630,896
31–60 days	50,815	68,358	43,984
Over 60 days	115,456	110,681	106,281
	823,443	837,843	781,161